Note 4 - Property and Equipment (Details) - CAD	3 Months Ended	12 Months Ended
	Feb. 28, 2017	Nov. 30, 2016
Cost, beginning balance	CAD 6,041,568	CAD 5,526,158
Additions	722,442	515,410
Cost, ending balance	6,764,010	6,041,568
Accumulated amortization, beginning balance	4,151,930	3,766,720
Depreciation	91,508	385,210
Accumulated amortization, ending balance	4,243,438	4,151,930
Net book value	2,520,572	1,889,638
Computer Equipment [Member]
Cost, beginning balance	295,296	293,870
Additions	27,563	1,426
Cost, ending balance	322,859	295,296
Accumulated amortization, beginning balance	238,672	214,525
Depreciation	5,627	24,147
Accumulated amortization, ending balance	244,299	238,672
Net book value	78,560	56,624
Computer Software [Member]
Cost, beginning balance	124,151	124,151
Additions	0	0
Cost, ending balance	124,151	124,151
Accumulated amortization, beginning balance	117,506	110,860
Depreciation	830	6,646
Accumulated amortization, ending balance	118,336	117,506
Net book value	5,815	6,645
Furniture and Fixtures [Member]
Cost, beginning balance	129,860	129,860
Additions	30,643	0
Cost, ending balance	160,503	129,860
Accumulated amortization, beginning balance	109,243	104,089
Depreciation	1,703	5,154
Accumulated amortization, ending balance	110,946	109,243
Net book value	49,557	20,617
Laboratory Equipment [Member]
Cost, beginning balance	3,933,693	3,483,398
Additions	537,035	450,295
Cost, ending balance	4,470,728	3,933,693
Accumulated amortization, beginning balance	2,290,074	1,968,088
Depreciation	71,766	321,986
Accumulated amortization, ending balance	2,361,840	2,290,074
Net book value	2,108,888	1,643,619
Leasehold Improvements [Member]
Cost, beginning balance	1,205,810	1,142,121
Additions	127,201	63,689
Cost, ending balance	1,333,011	1,205,810
Accumulated amortization, beginning balance	1,143,792	1,142,122
Depreciation	6,495	1,670
Accumulated amortization, ending balance	1,150,287	1,143,792
Net book value	182,724	62,018
Laboratory Equipment Under Capital Lease [Member]
Cost, beginning balance	276,300	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	179,422	155,203
Depreciation	4,844	24,219
Accumulated amortization, ending balance	184,266	179,422
Net book value	92,034	96,878
Computer Equipment Under Capital Lease [Member]
Cost, beginning balance	76,458	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	73,221	71,833
Depreciation	243	1,388
Accumulated amortization, ending balance	73,464	73,221
Net book value	CAD 2,994	CAD 3,237